BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2022
Security
Shares
Shares Value
Common Stocks
Brazil — 3.7%
Ambev SA
(a)
................. 11,490 $ 33,110
Ambev SA, ADR
(a)
............. 2,731 7,702
B3 SA - Brasil Bolsa Balcao ....... 19,682 42,224
Banco do Brasil SA ............ 3,358 23,461
Cia Energetica de Minas Gerais , ADR 32,983 73,222
Cielo SA
(a)
.................. 20,616 17,571
Energisa SA ................. 2,049 17,440
Light SA .................... 22,574 23,560
M Dias Branco SA
(a)
............ 862 5,186
Natura & Co. Holding SA ......... 14,344 43,303
Ultrapar Participacoes SA ........ 18,093 44,410
Ultrapar Participacoes SA, ADR .... 7,604 18,934
350,123
China — 32.0%
37 Interactive Entertainment Network
Technology Group Co. Ltd., Class A 3,400 9,863
3SBio, Inc.
(b)(c)
................ 87,000 57,910
Alibaba Group Holding Ltd.
(a)
...... 21,992 247,266
Baidu, Inc., Class A
(a)
........... 3,728 64,436
Bank of China Ltd., Class H ....... 154,000 54,760
Bank of Hangzhou Co. Ltd., Class A . 14,672 31,110
BeiGene Ltd., ADR
(a)
........... 64 10,757
Beijing Easpring Material Technology
Co. Ltd., Class A ............ 1,400 19,931
Bosideng International Holdings Ltd. . 48,000 28,015
BYD Co. Ltd., Class A ........... 1,466 69,921
BYD Co. Ltd., Class H .......... 2,500 91,465
China Aoyuan Group Ltd.
(a)(d)
...... 42,000 4,406
China Construction Bank Corp., Class
H ...................... 135,000 86,212
China International Capital Corp. Ltd.,
Class A .................. 5,158 32,490
China Medical System Holdings Ltd. . 33,000 52,460
China Merchants Bank Co. Ltd., Class
A ...................... 9,000 46,819
China Merchants Bank Co. Ltd., Class
H ...................... 14,500 78,348
China Petroleum & Chemical Corp.,
Class H .................. 38,000 17,915
China Resources Gas Group Ltd. ... 7,100 29,795
China Vanke Co. Ltd., Class H ..... 7,600 14,456
CMOC Group Ltd., Class A ....... 24,900 19,903
CMOC Group Ltd., Class H ....... 12,000 5,891
Contemporary Amperex Technology Co.
Ltd., Class A ............... 300 22,747
CSPC Pharmaceutical Group Ltd. ... 26,000 28,469
ENN Energy Holdings Ltd. ........ 3,400 55,463
Eve Energy Co. Ltd., Class A ...... 4,000 56,081
Far East Horizon Ltd. ........... 19,000 15,661
Fosun International Ltd. ......... 83,000 65,393
Ganfeng Lithium Co. Ltd., Class A .. 140 1,853
Ganfeng Lithium Co. Ltd., Class H
(b)(c)
560 5,064
Geely Automobile Holdings Ltd. .... 10,000 19,829
Great Wall Motor Co. Ltd., Class H .. 15,500 24,572
Guangzhou Kingmed Diagnostics
Group Co. Ltd., Class A ....... 3,589 37,019
Huatai Securities Co. Ltd., Class H
(b)(c)
49,000 64,636
Industrial & Commercial Bank of China
Ltd., Class H ............... 79,000 41,766
Industrial Bank Co. Ltd., Class A .... 1,700 4,481
JD.com, Inc., Class A ........... 2,506 74,760
Jiangsu Yanghe Brewery Joint-Stock
Co. Ltd., Class A ............ 991 24,275
Security
Shares
Shares Value
China (continued)
KE Holdings, Inc., ADR
(a)
......... 406 $ 5,729
Kingdee International Software Group
Co. Ltd.
(a)
................. 15,000 32,387
Lenovo Group Ltd. ............. 78,000 75,644
Li Auto, Inc., ADR
(a)
............ 875 28,735
Logan Group Co. Ltd.
(d)
.......... 67,000 12,803
LONGi Green Energy Technology Co.
Ltd., Class A ............... 784 7,168
Lufax Holding Ltd., ADR ......... 1,344 6,156
Luzhou Laojiao Co. Ltd., Class A ... 700 23,062
Meituan Dianping , Class B
(a)(b)(c)
.... 5,100 114,410
NAURA Technology Group Co. Ltd.,
Class A .................. 289 10,896
NetEase , Inc. ................ 3,370 63,042
NIO, Inc., ADR
(a)
.............. 1,960 38,671
PetroChina Co. Ltd., Class A ...... 45,500 35,195
PetroChina Co. Ltd., Class H ...... 20,000 9,339
Pinduoduo , Inc., ADR
(a)
.......... 561 27,495
Ping An Insurance Group Co. of China
Ltd., Class H ............... 4,500 26,447
Shanghai Pharmaceuticals Holding Co.
Ltd., Class H ............... 19,000 28,612
Shenzhen Capchem Technology Co.
Ltd., Class A ............... 1,700 11,198
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 300 12,886
Shimao Group Holdings Ltd.
(d)
..... 16,000 4,586
Sinopharm Group Co. Ltd., Class H . 12,400 28,411
Sinotruk Hong Kong Ltd. ......... 1,500 1,772
Sunny Optical Technology Group Co.
Ltd. ..................... 2,200 29,763
Sunwoda Electronic Co. Ltd., Class A 4,200 17,908
Tencent Holdings Ltd. ........... 7,200 278,271
Tianneng Power International Ltd. ... 28,000 32,822
Trip.com Group Ltd., ADR
(a)(e)
...... 931 24,001
Uni -President China Holdings Ltd. .. 10,000 9,148
Vipshop Holdings Ltd., ADR
(a)
...... 2,038 18,668
WuXi AppTec Co. Ltd., Class A ..... 4,338 60,015
WuXi AppTec Co. Ltd., Class H
(b)(c)
.. 3,380 40,946
Wuxi Biologics Cayman, Inc.
(a)(b)(c)
... 6,500 62,219
Xinjiang Goldwind Science &
Technology Co. Ltd., Class A .... 9,361 20,740
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 21,600 38,588
Xinyi Solar Holdings Ltd. ......... 8,000 13,590
XPeng , Inc., ADR
(a)
............ 550 13,436
Yadea Group Holdings Ltd.
(b)(c)
..... 32,000 69,012
Yum China Holdings, Inc. ........ 560 27,278
ZTE Corp., Class A ............ 3,100 11,233
2,988,480
Colombia — 0.2%
Bancolombia SA, ADR .......... 590 17,092
Greece — 0.7%
OPAP SA ................... 5,097 70,616
Hungary — 0.1%
MOL Hungarian Oil & Gas plc ..... 818 6,023
India — 10.9%
Adani Green Energy Ltd.
(a)
........ 250 6,891
Asian Paints Ltd. .............. 2,329 98,388
Axis Bank Ltd. ................ 5,887 54,089
Bajaj Finance Ltd. ............. 674 61,688
Havells India Ltd. .............. 2,281 36,093
HCL Technologies Ltd. .......... 449 5,400

BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
India (continued)
Housing Development Finance Corp.
Ltd. ..................... 1,822 $ 54,984
Infosys Ltd. .................. 5,858 114,912
Infosys Ltd., ADR .............. 1,022 19,919
Kotak Mahindra Bank Ltd. ........ 2,463 56,565
Mahindra & Mahindra Ltd. ........ 3,433 50,654
Marico Ltd. .................. 8,191 53,691
Mphasis Ltd. ................. 441 12,862
Nestle India Ltd. .............. 265 64,897
Reliance Industries Ltd.
(a)
........ 4,037 128,394
Tata Consultancy Services Ltd. .... 2,954 123,562
Tech Mahindra Ltd. ............ 115 1,529
TVS Motor Co. Ltd. ............ 916 10,531
UPL Ltd. .................... 6,520 61,168
1,016,217
Indonesia — 2.9%
Bank Central Asia Tbk . PT ........ 217,300 108,055
Bank Negara Indonesia Persero Tbk .
PT ..................... 33,300 17,673
Kalbe Farma Tbk . PT ........... 323,100 35,306
Perusahaan Gas Negara Tbk . PT ... 409,800 46,526
Sumber Alfaria Trijaya Tbk . PT ..... 111,700 14,141
Telkom Indonesia Persero Tbk . PT .. 67,800 19,365
Unilever Indonesia Tbk . PT ....... 96,600 29,414
270,480
Malaysia — 2.4%
Maxis Bhd. .................. 11,500 9,492
Petronas Dagangan Bhd. ........ 13,400 67,444
Public Bank Bhd. .............. 13,000 13,563
RHB Bank Bhd. ............... 55,700 73,665
Sime Darby Bhd. .............. 115,400 60,802
224,966
Mexico — 2.0%
Coca-Cola Femsa SAB de CV ..... 10,115 61,090
Coca-Cola Femsa SAB de CV, ADR . 146 8,794
Fomento Economico Mexicano SAB de
CV ..................... 5,684 35,277
Fomento Economico Mexicano SAB de
CV, ADR ................. 542 33,593
Grupo Financiero Banorte SAB de CV,
Class O .................. 8,133 46,351
185,105
Poland — 0.1%
Bank Polska Kasa Opieki SA ...... 644 10,200
Qatar — 0.8%
Commercial Bank PSQC (The) ..... 2,766 5,513
Industries Qatar QSC ........... 2,125 9,898
Masraf Al Rayan QSC ........... 5,545 6,641
Qatar Islamic Bank SAQ ......... 1,752 12,236
Qatar National Bank QPSC ....... 6,851 37,541
71,829
Romania — 0.2%
NEPI Rockcastle SA ............ 2,844 15,688
Russia — 0.0%
(d)
LUKOIL PJSC ................ 10 —
LUKOIL PJSC, ADR ............ 2,400 —
Novatek PJSC, GDR
(c)
.......... 150 2
PhosAgro PJSC, GDR
(a)
......... 4,266 43
45
Security
Shares
Shares Value
Saudi Arabia — 4.3%
Al Rajhi Bank ................ 3,166 $ 76,285
Bank AlBilad
(a)
................ 424 5,616
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 347 19,039
Saudi Arabian Oil Co.
(b)(c)
......... 9,427 100,750
Saudi Basic Industries Corp. ...... 3,546 94,477
Savola Group (The) ............ 7,923 70,480
Seera Group Holding
(a)
.......... 8,305 36,726
403,373
South Africa — 5.8%
Anglo American Platinum Ltd. ..... 970 74,409
Anglo American plc ............ 1,407 50,756
Aspen Pharmacare Holdings Ltd. ... 2,679 23,479
Bidvest Group Ltd. (The) ......... 2,479 31,887
Foschini Group Ltd. (The) ........ 3,413 24,918
Gold Fields Ltd. ............... 1,270 11,746
Gold Fields Ltd., ADR
(e)
.......... 3,478 31,998
Impala Platinum Holdings Ltd. ..... 1,516 16,809
Kumba Iron Ore Ltd. ............ 1,153 34,360
Life Healthcare Group Holdings Ltd. . 10,317 12,223
Mr Price Group Ltd. ............ 2,263 24,640
MTN Group Ltd. ............... 1,167 9,794
Naspers Ltd., Class N ........... 407 57,504
Nedbank Group Ltd. ............ 1,768 23,111
Old Mutual Ltd. ............... 37,248 25,406
Sanlam Ltd. ................. 8,953 29,403
Vodacom Group Ltd. ........... 7,015 58,285
540,728
South Korea — 9.6%
Doosan Co. Ltd. .............. 94 5,080
Hana Financial Group, Inc. ....... 790 22,639
KB Financial Group, Inc. ......... 991 36,857
KB Financial Group, Inc., ADR ..... 1,803 66,855
LG Chem Ltd. ................ 99 46,110
LG Display Co. Ltd. ............ 326 3,854
LG Display Co. Ltd., ADR
(e)
....... 1,105 6,553
LG Electronics, Inc. ............ 477 34,793
NAVER Corp. ................ 379 75,816
NCSoft Corp. ................ 42 12,066
POSCO Holdings, Inc. .......... 395 73,770
POSCO Holdings, Inc., ADR
(e)
..... 372 17,428
Samsung Electronics Co. Ltd. ..... 8,125 384,598
Samsung SDI Co. Ltd. .......... 111 48,790
Shinhan Financial Group Co. Ltd. ... 822 22,637
Shinhan Financial Group Co. Ltd., ADR 1,415 38,927
896,773
Taiwan — 15.5%
Accton Technology Corp. ........ 4,000 33,384
Acer, Inc. ................... 67,000 50,835
ASE Technology Holding Co. Ltd. ... 22,000 64,109
Cathay Financial Holding Co. Ltd. ... 50,000 76,278
Chailease Holding Co. Ltd. ....... 6,300 44,804
CTBC Financial Holding Co. Ltd. ... 103,000 79,132
Delta Electronics, Inc. ........... 10,000 86,971
E Ink Holdings, Inc. ............ 3,000 19,736
Evergreen Marine Corp. Taiwan Ltd. . 2,000 6,427
First Financial Holding Co. Ltd. ..... 86,000 77,682
MediaTek , Inc. ................ 5,000 115,201
Realtek Semiconductor Corp. ..... 3,000 34,499
Taiwan Cooperative Financial Holding
Co. Ltd. .................. 22,000 20,170
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 37,000 634,534

BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2022
Security
Shares
Shares Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 342 $ 30,260
United Microelectronics Corp. ..... 14,000 18,834
Voltronic Power Technology Corp. ... 1,000 49,117
1,441,973
Thailand — 2.9%
Advanced Info Service PCL, NVDR .. 4,100 22,536
Bangchak Corp. PCL, NVDR ...... 57,200 46,414
Energy Absolute PCL, NVDR ...... 21,600 47,988
Home Product Center PCL, NVDR .. 190,100 68,859
PTT Exploration & Production PCL,
NVDR ................... 2,400 10,791
PTT PCL, NVDR .............. 73,700 70,232
266,820
Turkey — 0.3%
Arcelik A/S .................. 1,774 6,441
KOC Holding A/S .............. 2,947 6,091
Turk Hava Yollari AO
(a)
.......... 4,423 12,442
24,974
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC . 2,410 5,990
Abu Dhabi Islamic Bank PJSC ..... 2,039 5,053
Aldar Properties PJSC .......... 5,454 7,286
Emirates NBD Bank PJSC ........ 3,524 13,263
Emirates Telecommunications Group
Co. PJSC ................. 611 4,641
First Abu Dhabi Bank PJSC ....... 4,564 24,155
60,388
United States — 0.1%
Legend Biotech Corp., ADR
(a)
...... 156 7,369
Total Common Stocks — 95.1%
(Cost: $9,802,242) .............................. 8,869,262
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 1.6%
Brazil — 1.6%
Centrais Eletricas Brasileiras SA
(Preference) ............... 1,455 $ 13,312
Cia Energetica de Minas Gerais
(Preference) ............... 35,342 76,844
Itau Unibanco Holding SA (Preference) 3,010 13,776
Petroleo Brasileiro SA (Preference) .. 6,453 42,715
146,647
Total Preferred Securities — 1.6%
(Cost: $140,441) ................................ 146,647
Total Long-Term Investments — 96.7%
(Cost: $9,942,683) .............................. 9,015,909
Short-Term Securities
Money Market Funds — 3.1%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.76% ...... 190,640 190,640
SL Liquidity Series, LLC, Money Market
Series, 2.03%
(h)
............. 95,068 95,068
Total Short-Term Securities — 3.1%
(Cost: $285,708) ................................ 285,708
Total Investments — 99.8%
(Cost: $10,228,391) .............................. 9,301,617
Other Assets Less Liabilities — 0.2% ................... 20,309
Net Assets — 100.0% .............................. $ 9,321,926
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
Shares
Held at
07/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 301,820 $ — $ (111,180) $ — $ — $ 190,640 190,640 $ 681 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,928 86,140 — — — 95,068 95,068 35
(b)
—
iShares MSCI Saudi Arabia ETF
(c)
413,416 43,995 (394,809) 77,692 (140,294) — — 2,999 —
$ 77,692 $ (140,294) $ 285,708 $ 3,715 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 7 09/16/22 $ 349 $ 282
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 350,123 $ — $ — $ 350,123
China ............................................... 200,926 2,765,759 21,795 2,988,480
Colombia ............................................ 17,092 — — 17,092
Greece .............................................. — 70,616 — 70,616
Hungary ............................................. — 6,023 — 6,023
India ............................................... 19,919 996,298 — 1,016,217
Indonesia ............................................ — 270,480 — 270,480
Malaysia ............................................. 67,444 157,522 — 224,966
Mexico .............................................. 185,105 — — 185,105
Poland .............................................. — 10,200 — 10,200
Qatar ............................................... 12,236 59,593 — 71,829
Romania ............................................. — 15,688 — 15,688
Russia .............................................. — — 45 45
Saudi Arabia .......................................... — 403,373 — 403,373
South Africa ........................................... 88,803 451,925 — 540,728
South Korea .......................................... 129,763 767,010 — 896,773
Taiwan .............................................. 30,260 1,411,713 — 1,441,973
Thailand ............................................. — 266,820 — 266,820
Turkey .............................................. 12,442 12,532 — 24,974
United Arab Emirates .................................... 4,641 55,747 — 60,388
United States .......................................... 7,369 — — 7,369
Preferred Securities ....................................... 146,647 — — 146,647
Short-Term Securities
Money Market Funds ...................................... 190,640 — — 190,640
$ 1,463,410 $ 7,721,299 $ 21,840 $ 9,206,549

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
..................................... 95,068
$ —
$ 9,301,617
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 282 $ — $ — $ 282
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.